Consolidated Statements of Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022		$ 38,465	$ (27,722)	$ 10,743
Balance, shares at Dec. 31, 2022	4,811,078
Net loss			(13,817)	(13,817)
Common stock issued in public offering (ATM), net of costs		1,273		1,273
Common stock issued in public offering (ATM), net of costs, shares	65,389
Common stock issued in public offering, net of costs	$ 1	7,877		7,878
Common stock issued in public offering, net of costs, shares	1,267,223
Exercise of stock options		586		$ 586
Exercise of stock options, shares	101,963			101,996
Exercise of public warrants		747		$ 747
Exercise of public warrants, shares	7,219
Exercise of investor warrants		546		546
Exercise of investor warrants, shares	30,345
Cashless exercise of liability classified warrants		13,246		13,246
Cashless exercise of liability classified warrants, shares	341,036
Shares issued for vested restricted stock units
Shares issued for vested restricted stock units, shares	71,334
Stock compensation expense		6,710		6,710
Balance at Dec. 31, 2023	$ 1	69,450	(41,539)	27,912
Balance, shares at Dec. 31, 2023	6,695,587
Net loss			(40,615)	(40,615)
Common stock issued in public offering (ATM), net of costs		2,025		2,025
Common stock issued in public offering (ATM), net of costs, shares	350,423
Exercise of stock options		4		$ 4
Exercise of stock options, shares	1,240			1,222
Shares issued for vested restricted stock units
Shares issued for vested restricted stock units, shares	863
Stock compensation expense		1,020		1,020
Adjustment due to the rounding impact from the reverse stock split in lieu of issuing fractional shares
Adjustment due to the rounding impact from the reverse stock split in lieu of issuing fractional shares, shares	123,408
Share issuance under ESPP		250		250
Share issuance under ESPP, shares	61,178
Share cancellation
Share cancellation, shares	(49)
Balance at Dec. 31, 2024	$ 1	$ 72,749	$ (82,154)	$ (9,404)
Balance, shares at Dec. 31, 2024	7,232,650